Share-based compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation	Share-based compensation
Critical accounting estimates and judgments
Share-based Compensation
For the years ended December 31, 2024, 2023, and 2022, the Company granted share options under one plan - the SOPHiA GENETICS 2021 Equity Incentive Plan (the “2021 Equity Incentive Plan” or the “2021 EIP”). Under this plan, directors may offer options to directors, employees, and advisors. The exercise price of the share options is set at the time they are granted. Options, once vested, can be exchanged for an equal number of ordinary shares.
Measuring the cost of share options
The fair value of the options under all plans are measured at each grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted.
For options up to September 2020, the fair value at grant date is independently determined using an adjusted form of the Black-Scholes option pricing model that takes into account the strike price, the fair value of the share at grant date, the expected life of the award, the expected price volatility of the underlying share, the risk-free interest rate for the term of the award, and the expected dividend yield. For options granted on and subsequent to September 2020 until July 22, 2021, the fair value at grant date is based on a probability-weighted expected returns method that takes account of both the value derived by using an adjusted form of the Black-Scholes option pricing model, as described above, and a discounted estimate of the price that might be achieved in a future transaction. For options granted on and subsequent to July 22, 2021, the fair value at grant date is determined by using the Black-Scholes option pricing model.
The Company has used an independent valuation firm to assist in calculating the fair value of the award grants per participant.
The key inputs used in the valuation model, for the stock options granted in the years ended December 31, 2024, 2023, and 2022, respectively, are outlined below. Stock options were only granted under the 2021 Equity Incentive Plan (“2021 EIP”). No grants have been made under the 2019 Incentive Share Option Plan (“2019 ISOP”) since 2021 and the SOPHiA GENETICS Incentive Share Option Plan (“2013 ISOP”) since 2019.
Prior to the Company’s IPO, the price of the ordinary shares at grant date, which represents a critical input into this model, has been determined on one of the following two bases:
•By reference to a contemporaneous transaction involving another class of share, using an adjusted form of the Black-Scholes option pricing model as described above, and considering the timing, amount, liquidation preferences, and dividend rights of issues of other classes of shares.
•On the basis of discounted cash flow forecasts, where there was no contemporaneous or closely contemporaneous transaction in another class of share and the time interval was too large to permit an assumption that there had been no significant change in the Company’s equity value.
Subsequent to the IPO, the price of the ordinary shares at grant date, which represents a critical input into this model, has been determined on the most recent close price of the Company’s stock price on the date of grant.
Accounting policies
The Company has three share option plans for directors, employees, and advisors which are accounted for as equity-settled share-based compensation plans.
The fair value of options granted under these plans is recognized as an employee benefits expense, with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted:
•including any market performance conditions (e.g., the entity’s share price);
•excluding the impact of any service and non-market performance vesting conditions (e.g., profitability, sales growth; targets and remaining an employee of the entity over a specified time period), and;
•including the impact of any non-vesting conditions (e.g., the requirement for employees to save or hold shares for a specific period of time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in income, with a corresponding adjustment to equity.
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the share price, or the fair value of a share, the expected life of the share option, the volatility of the share price, the risk-free interest rate, the dividend yield, and making certain assumptions about the inputs. The assumptions used for estimating fair value for share-based payment transactions are disclosed below.
The volatility used in the estimation of fair value is calculated utilizing a mix of the Company’s own share price volatility and the volatility of the share prices of a set list of publicly traded peer companies based on a defined proportion. Share price volatility is calculated for each tranche of share options on a historical basis over a period of time equal to the average life of the share options granted in each tranche. In the event that a company used in the volatility calculation has not been publicly traded for the requisite amount of time, the entirety of its trading history was used.
If the shares are not listed, estimating their fair value also requires determination of the most appropriate valuation model, such as:
•By reference to a contemporaneous transaction involving another class of share, using an adjusted form of an option pricing model above, and considering the timing, amount, liquidation preferences and dividend rights of issues of other classes of shares;
•On the basis of discounted cash flow forecasts, where there was no contemporaneous or closely contemporaneous transaction in another class of share and the time interval was too large to permit an assumption that there had been no significant change in the Company’s equity value;
•Share based compensation expense is measured at the fair value of the options at the grant date and recognized over the vesting period. Share based compensation expense is presented in the statement of loss and allocated to the various expense categories based on the functions of the employees to whom the options are granted (e.g., research and development, selling and marketing, general & administrative).
The calculation of the cost of the Company’s share option grants and of the fair value of the ordinary shares at the grant date requires the selection of an appropriate valuation model and is based on key assumptions that leave considerable scope for judgment.
Recognizing the cost of share options
At each reporting date, the Company recognizes expense for the vested options granted and for partially earned but non-vested portions of options granted. This results in a front-loaded expense to the statement of loss. The Company accounts for these plans as equity-settled transactions. The charge to the statements of loss therefore results in a corresponding credit being booked to “Other reserves” within equity.
The plans
The Company has three share option plans: the 2013 ISOP (launched in September 2013), the 2019 ISOP (launched March 2019), and the 2021 EIP (launched June 2021). Under these plans, directors may offer options to directors, employees, and advisors. The exercise price of the share options is set at the time they are granted. Options, once vested, can be exchanged for an equal number of ordinary shares. Under the 2021 EIP, the Company can grant restricted stock units (“RSUs”) which represent the right to receive ordinary shares upon meeting specific vesting requirements. RSUs are able to be granted to directors, executives, and employees.
The options have a life of ten years. Options under the 2013 ISOP vest 50% on the second anniversary of the grant date and a further 50% on the third anniversary of the grant date. Options under the 2019 ISOP vest 25% on each anniversary of the grant date over four years. The options under the 2021 EIP vest either 25% on the first anniversary of the grant date and the remaining 75% vesting ratably on a monthly basis over the remaining three years, 25% on the first anniversary of the grant date and the remaining 75% vesting ratably on a quarterly basis over the remaining three years, on the second anniversary of the grant date, or annually over four years on each anniversary of the grant date. Refer to Restricted Stock Units below for the vesting schedules of the RSUs under the 2021 EIP.
On April 22, 2021, the Board amended the 2019 ISOP to the effect that, in the event of a successful IPO or public listing of the Company’s shares, only those unvested options that otherwise would vest within six months following the effective date of the IPO or such public listing should become fully vested immediately as of such date (accelerated vesting). The remaining unvested options (i.e., unvested options that would only vest after the six-month period following the effective date of the IPO or public listing) would not be subject to accelerated vesting and, subject to certain conditions, would vest on the basis of the original vesting schedule. Additionally, the Board instituted a black-out period, irrespective of a successful IPO or public listing of the Company, in which no options could be exercised from May 1, 2021 to January 19, 2022, and to accelerate the vesting of options that would otherwise vest during that period.
2013 ISOP
Activity for the year ended December 31, 2024, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2024	606,980	$3.00	3.49
Exercised	(32,000)	3.16	—
Forfeited	(14,000)	1.75	—
Outstanding as of December 31, 2024	560,980	$3.03	2.54
Exercisable as of December 31, 2024	560,980	$3.03	2.54
Activity for the year ended December 31, 2023, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2023	657,980	$2.92	4.24
Exercised	(39,000)	2.52	—
Forfeited	(12,000)	0.05	—
Outstanding as of December 31, 2023	606,980	$3.00	3.49
Exercisable as of December 31, 2023	606,980	$3.00	3.49
Activity for the year ended December 31, 2022, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	859,540	$2.75	5.08
Exercised	(193,560)	2.44	—
Forfeited	(8,000)	3.19	—
Outstanding as of December 31, 2022	657,980	$2.92	4.24
Exercisable as of December 31, 2022	657,980	$2.92	4.24
Options outstanding as of December 31, 2024, under the 2013 ISOP expire between 2025 and 2029.
The weighted average share price at the date of exercise were $4.72, $4.82, and $7.41 for the years ended December 31, 2024, 2023, and 2022, respectively.
2019 ISOP
Activity for the year ended December 31, 2024, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2024	2,402,510	$4.97	6.30
Exercised	(38,250)	4.12	—
Forfeited	(55,500)	5.46	—
Outstanding as of December 31, 2024	2,308,760	$4.97	5.40
Exercisable as of December 31, 2024	2,033,490	$4.80	5.31
Activity for the year ended December 31, 2023, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2023	2,629,516	$4.96	7.21
Exercised	(32,000)	4.06	—
Forfeited	(195,006)	4.94	—
Outstanding as of December 31, 2023	2,402,510	$4.97	6.30
Exercisable as of December 31, 2023	1,651,493	$4.64	6.03
Activity for the year ended December 31, 2022, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	2,812,500	$5.83	8.61
Exercised	(47,000)	7.25	—
Forfeited	(135,984)	5.15	—
Outstanding as of December 31, 2022	2,629,516	$4.96	7.21
Exercisable as of December 31, 2022	1,476,744	$4.41	6.56
Options outstanding as of December 31, 2024, under the 2019 ISOP expire between 2028 and 2031.
The weighted average share price at the date of exercise were $4.70, $4.65, and $6.19 for the years ended December 31, 2024, 2023, and 2022, respectively.
2021 EIP
Activity for the year ended December 31, 2024, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2024	5,708,059	$7.84	8.74
Granted	3,840,087	4.78	—
Exercised	(49,119)	2.87	—
Forfeited	(454,420)	5.37	—
Outstanding as of December 31, 2024	9,044,607	$6.69	8.40
Exercisable as of December 31, 2024	2,806,356	$10.22	7.37
Activity for the year ended December 31, 2023, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2023	2,624,297	$12.32	8.88
Granted	3,734,266	4.44	—
Exercised	(5,194)	2.63	—
Forfeited	(645,310)	6.43	—
Outstanding as of December 31, 2023	5,708,059	$7.84	8.74
Exercisable as of December 31, 2023	1,155,231	$14.64	7.57
Activity for the year ended December 31, 2022, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	1,576,069	$17.96	9.57
Granted	1,336,284	6.03	—
Forfeited	(288,056)	14.00	—
Outstanding as of December 31, 2022	2,624,297	$12.32	8.88
Exercisable as of December 31, 2022	528,693	$17.98	8.04
The valuation inputs for the 2021 EIP grants were as follows:

	Year Ended December 31,
	2024			2023			2022
Share price at grant date (in USD)	$3.40	-	$4.96	$2.53	-	$4.72	$2.06	-	$8.36
Expected life of share options (years)	5.50	-	7.00	5.50	-	7.00	5.50	-	7.00
Expected volatility (%)	72.86%	-	74.95%	69.50%	-	74.96%	62.65%	-	69.43%
Risk free interest rate (%)	3.50%	-	4.40%	3.45%	-	4.67%	2.42%	-	4.00%
Dividend yield (%)	—%			—%			—%
Options outstanding as of December 31, 2024, under the 2021 EIP expire between 2025 and 2034.
The weighted average share price at the date of exercise were $4.59 and $3.79 for the years ended December 31, 2024 and 2023, respectively; and no options were exercised for the year ended December 31, 2022.
Share options granted during the year
The weighted average fair value of options granted during the years ended December 31, 2024, 2023, and 2022, respectively (in USD):

	2024	2023	2022
2021 EIP	$3.27	$2.91	$3.62
Restricted Stock Units
As part of the 2021 EIP, the Company initiated granting of RSUs, which represent the right to receive shares of ordinary shares upon meeting specified vesting requirements. In the year ended December 31, 2024, the Company granted 1,373,816 RSUs under the 2021 plan. Under the terms of the 2021 plan, 1,168,896 of the RSUs granted are subject to a four-year vesting schedule with 25% vesting on the first anniversary of the grant date and the remaining 75% ratably on a quarterly basis over the remaining three years, and the remaining 204,920 of the RSUs granted to non-executive members of the Company’s board of directors are subject to a vesting period set to be completed upon the Company’s 2025 Annual General Meeting. The activity for the year ended December 31, 2024 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2024	3,335,268	$4.77
Granted	1,373,816	$4.71
Vested	(1,331,731)	$4.95
Forfeited	(324,277)	$4.56
Unvested as of December 31, 2024	3,053,076	$4.69
In the year ended December 31, 2023, the Company granted 2,658,150 RSUs under the 2021 plan. Under the terms of the 2021 plan, 2,260,649 of the RSUs granted are subject to a four-year vesting schedule with 25% vesting on the first anniversary of the grant date and the remaining 75% ratably on a quarterly basis over the remaining three years, 107,647 are subject to a two year vesting period on the second anniversary from the date of grant, and the remaining 289,854 of the RSUs granted to non-executive members of the Company’s board of directors are subject to a vesting period set to be completed upon the Company’s 2024 Annual General Meeting. The activity for the year ended December 31, 2023 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2023	1,865,433	$5.20
Granted	2,658,150	4.42
Vested	(927,155)	4.65
Forfeited	(261,160)	4.75
Unvested as of December 31, 2023	3,335,268	$4.77
In the year ended December 31, 2022, the Company granted 1,776,832 RSUs under the 2021 plan. Under the terms of the 2021 plan, 1,396,366 of the RSUs granted are subject to a four-year vesting schedule with 25% vesting on the first anniversary of the grant date and the remaining 75% ratably on a monthly basis over the remaining three years, and the remaining 380,466 of the RSUs granted to non-executive members of the Company’s board of directors are subject to a vesting period set to be completed upon the Company’s 2023 Annual General Meeting. The activity for the year ended December 31, 2022 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2022	287,575	$17.97
Granted	1,776,832	4.30
Vested	(133,056)	17.99
Forfeited	(65,918)	10.72
Unvested as of December 31, 2022	1,865,433	$5.20
Share-based compensation expense
Movements in the share-based compensation reserve were as follows (in USD thousands):

Total
January 1, 2022	$11,462
Movement in the period	13,613
December 31, 2022	25,075
Movement in the period	15,242
December 31, 2023	40,317
Movement in the period	16,488
December 31, 2024	$56,805
Share-based compensation expense by financial statement caption for all stock awards consists of the following (in USD thousands):

	Year ended December 31,
	2024	2023	2022
Research and development	$4,370	$3,440	$2,245
Sales and marketing	1,357	1,266	1,462
General and administrative	10,761	10,536	9,906
Total	$16,488	$15,242	$13,613